INCOME TAXES - Income Tax Benefit (Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 10,246	$ 23,836	$ 11,483
Foreign	(11,155)	(13,495)	(7,881)
Income (loss) before income taxes	(909)	10,341	3,602
Current:
Federal	(6,323)	(4,414)	(233)
State	(420)	(1,215)	(325)
Foreign	495	(1,023)	(1,800)
Total current benefit (provision) for income taxes	(6,248)	(6,652)	(2,358)
Deferred:
Federal	4,291	(659)	(1,400)
State	397	819	513
Foreign	5,747	4,178	3,337
Total deferred benefit (provision) for income taxes	10,435	4,338	2,450
Total tax benefit (provision)	$ 4,187	$ (2,314)	$ 92